The Company (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Dec. 24, 2018	Dec. 31, 2018	Sep. 30, 2019	Sep. 25, 2018	Dec. 31, 2017
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001
Total cash consideration		$ 9,950,000
Share price				$ 1.00
Definitive Agreement [Member]
Sale of percentage	100.00%
Total cash consideration	$ 3,500,000
WPCS [Member]
Conversion price per share		$ 0.3273
Common stock, par value		$ 0.0001
Additional lease liabilities and ROU assets		Following the closing of the Merger, holders of WPCS's common stock immediately prior to the Merger owned approximately 22.9% on a fully diluted basis, and holders of Private DropCar common stock immediately prior to the Merger owned approximately 77.1% on a fully diluted basis, of WPCS's common stock.